Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 94.2%
New York — 94.2%
$ 2,000,000 Battery Park City Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/25 ........... $ 2,142,963
100,000 Build NYC Resource Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/01/24 ........... 109,223
225,000 City of New York Advance Refunding
GO, Series 2015-A,
5.00%, 08/01/24 ........... 246,581
2,520,000 City of New York Advance Refunding
GO, Series A,
5.00%, 08/01/26 ........... 2,911,098
510,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/27 ........... 597,947
350,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/22 ........... 357,956
150,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/22 ........... 153,410
875,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/23 ........... 929,216
200,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/23 ........... 212,392
1,515,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/27 ........... 1,683,349
1,190,000 City of New York Advance Refunding
GO, Series D,
5.00%, 08/01/33 ........... 1,423,157
125,000 City of New York Advance Refunding
GO, Series D,
5.00%, 08/01/24 ........... 136,989
100,000 City of New York Advance Refunding
GO, Series E,
5.00%, 08/01/24 ........... 109,591
1,250,000 City of New York Current Refunding
GO, Series C-1,
5.00%, 08/01/25 ........... 1,405,571
24,000,000 City of New York Current Refunding
GO, Series C-1,
5.00%, 08/01/26 ........... 27,724,740
5,750,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... 6,301,503
Principal
Amount Value
New York (continued)
$ 10,000,000 City of New York GO, Series A-1,
5.00%, 08/01/32 ........... $ 12,773,832
255,000 City of New York Public
Improvements GO, Series
2018-1,
5.00%, 08/01/23 ........... 270,800
1,110,000 City of New York Public
Improvements GO, Series
2018-1,
5.00%, 08/01/25 ........... 1,248,147
1,650,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%, 08/01/38(a)(b) ....... 1,748,709
200,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 04/01/23 ........... 209,926
100,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 03/01/24 ........... 104,573
100,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5.00%, 12/01/23(b) ......... 107,360
200,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5.00%, 12/01/25(b) ......... 226,925
1,500,000 City of New York Public
Improvements GO, Sub-Series
H-A,
5.00%, 01/01/25(b) ......... 1,658,908
2,025,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%, 03/01/25 ........... 2,185,771
3,000,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%, 03/01/26 ........... 3,238,180
155,000 City of New York Refunding GO,
Series B,
5.00%, 08/01/25 ........... 158,460
400,000 City of New York Refunding GO,
Series C,
5.00%, 08/01/27 ........... 457,527
100,000 City of New York Refunding GO,
Series F,
5.00%, 08/01/29 ........... 100,409

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 9,000,000 City of New York Refunding GO,
Series F,
5.00%, 08/01/30 ........... $ 9,036,842
500,000 City of New York Refunding GO,
Series J,
5.00%, 08/01/25 ........... 530,826
325,000 City of New York Refunding GO,
Series J,
5.00%, 08/01/24 ........... 356,172
400,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5.00%, 08/01/25(b) ......... 449,783
100,000 City of New York Refunding GO,
Sub-Series H-3,
5.00%, 08/01/23(b) ......... 106,196
2,125,000 County of Nassau Public
Improvements GO, Series A,
5.00%, 04/01/22 ........... 2,141,398
2,230,000 County of Nassau Public
Improvements GO, Series A,
5.00%, 04/01/23 ........... 2,341,483
2,860,000 County of Westchester NY Public
Improvements GO, Series A,
5.00%, 10/15/29 ........... 3,585,883
350,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 07/01/22 ........... 356,680
100,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 07/01/23 ........... 105,965
110,000 County of Westchester NY Sewer
Improvements GO, Series C,
5.00%, 07/01/22 ........... 112,099
150,000 Erie County Fiscal Stability Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... 150,852
300,000 Erie County Industrial Development
Agency City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/23 ........... 315,924
125,000 Erie County Industrial Development
Agency City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/24 ........... 135,856
Principal
Amount Value
New York (continued)
$ 1,025,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/29 ........... $ 1,261,198
1,500,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5.00%, 05/01/31 ........... 1,913,438
1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5.00%, 09/01/35 ........... 1,466,568
1,420,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%, 09/01/34 ........... 1,786,033
500,000 Long Island Power Authority Electric
System General Revenue Bonds,
5.00%, 09/01/25 ........... 567,077
4,000,000 Long Island Power Authority
Refunding Revenue Bonds, Series
B,
5.00%, 09/01/25 ........... 4,100,121
1,600,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/24 ........... 1,761,098
1,500,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/25 ........... 1,701,230
1,025,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/26 ........... 1,194,525
1,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/30 ........... 1,261,211
1,000,000 Long Island Power Authority Revenue
Bonds, Series A,
5.00%, 09/01/31 ........... 1,279,461
2,000,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 11/15/26 ........... 2,342,338
900,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/25 ........... 1,014,435

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 125,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 11/15/24 ........... $ 137,316
100,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series F,
5.00%, 11/15/23 ........... 106,791
450,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series A2,
5.00%, 11/15/27 ........... 515,048
700,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%, 11/15/23 ........... 722,877
2,225,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%, 11/15/28 ........... 2,292,178
400,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/24 ........... 412,751
205,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/25 ........... 211,370
1,500,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/30 ........... 1,545,289
150,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Series A2,
5.00%, 11/15/25 ........... 169,073
370,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Series A2,
5.00%, 11/15/26 ........... 425,577
1,500,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Sub-Series A1,
5.00%, 11/15/48(a) ......... 1,642,268
2,570,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series B-2,
5.00%, 11/15/23 ........... 2,754,130
Principal
Amount Value
New York (continued)
$ 250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series B-2,
5.00%, 11/15/27 ........... $ 299,119
250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series C-1,
5.00%, 11/15/23 ........... 266,976
375,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Sub-Series B-2,
5.00%, 11/15/26 ........... 439,150
150,000 Metropolitan Transportation
Authority Pre-refunded Transit
Improvements Revenue Bonds,
Series C,
5.00%, 11/15/25(c) ......... 166,116
1,600,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/25 ........... 1,652,556
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/29 ........... 2,578,100
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
B-1,
5.00%, 11/15/29(b) ......... 2,662,669
100,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%, 11/01/23(b) ......... 103,117
8,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%, 11/01/27(b) ......... 8,230,438
100,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Series C,
5.00%, 11/15/22 ........... 103,230
2,000,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5.00%, 11/15/33 ........... 2,190,159
150,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5.00%, 11/15/25 ........... 166,781

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 375,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/22 ........... $ 387,111
600,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/23 ........... 640,743
100,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/26 ........... 115,021
100,000 Monroe County Industrial
Development Agency School
Improvements Revenue Bonds,
(State Aid Withholding),
5.00%, 05/01/24 ........... 108,615
6,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 11/15/31 ........... 7,761,349
6,250,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 11/15/34 ........... 8,023,262
5,500,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5.00%, 11/15/35 ........... 7,041,402
5,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
0.83%, 11/15/26 ........... 4,775,539
6,280,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1.46%, 11/15/29 ........... 6,002,095
300,000 Nassau County Sewer & Storm Water
Finance Authority Refunding
Revenue Bonds, Series A,
5.00%, 10/01/24 ........... 331,337
4,000,000 New York City Housing Development
Corp. Local Multifamily
Housing, Sustainable
Development Revenue Bonds,
0.90%, 11/01/60(a) ......... 3,893,001
Principal
Amount Value
New York (continued)
$ 115,000 New York City Transitional Finance
Authority Building Aid Advance
pre-refunded Revenue Bonds,
(State Aid Withholding),
5.00%, 07/15/23 ........... $ 121,806
135,000 New York City Transitional Finance
Authority Building Aid Advance
Refunding Revenue Bonds, (State
Aid Withholding),
5.00%, 07/15/23 ........... 143,227
1,225,000 New York City Transitional Finance
Authority Building Aid Pre-
refunded Revenue Bonds, Series
S, (State Aid Withholding),
5.00%, 07/15/24 ........... 1,339,162
500,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/29 ........... 592,793
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/25 ........... 113,009
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/26 ........... 1,199,096
275,000 New York City Transitional Finance
Authority Building Aid Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/24 ........... 301,017
3,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/31 ........... 3,847,555
4,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/32 ........... 5,084,936

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 700,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%, 07/15/26 ........... $ 779,347
300,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%, 07/15/23 ........... 318,281
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%, 07/15/24 ........... 109,461
150,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/25 ........... 167,049
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/26 ........... 143,012
4,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/28 ........... 4,080,118
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5.00%, 07/15/23 ........... 132,617
250,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5.00%, 07/15/24 ........... 273,651
Principal
Amount Value
New York (continued)
$ 100,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/23 ........... $ 106,068
525,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/24 ........... 574,668
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 2,255,523
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%, 07/15/30 ........... 2,520,134
1,000,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series- S1, (State Aid
Withholding),
5.00%, 07/15/22 ........... 1,020,907
475,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5.00%, 11/01/23 ........... 508,954
250,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5.00%, 11/01/24 ........... 276,276
4,375,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%, 08/01/24 ........... 4,796,897
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series A1,
5.00%, 08/01/23 ........... 106,258

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series A-E1,
5.00%, 02/01/30 ........... $ 3,514,174
150,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series F-1,
5.00%, 05/01/23 ........... 157,981
200,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5.00%, 08/01/25 ........... 219,391
190,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5.00%, 08/01/29 ........... 207,681
2,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series I,
5.00%, 05/01/26 ........... 2,101,534
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Unrefunded
Revenue Bonds, Series B1,
5.00%, 11/01/25 ........... 108,872
275,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Advance Refunding
Revenue Bonds, Series C,
5.00%, 11/01/28 ........... 325,862
1,075,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvement
Revenue Bonds, Series C-1,
5.00%, 05/01/22 ........... 1,087,410
200,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series A1,
5.00%, 08/01/28 ........... 225,403
650,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series C1,
5.00%, 11/01/30 ........... 798,982
Principal
Amount Value
New York (continued)
$ 375,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series C1,
5.00%, 11/01/31 ........... $ 459,731
515,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series D1,
5.00%, 02/01/27 ........... 554,162
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series S,
5.00%, 05/01/34 ........... 6,274,061
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series B-1,
5.00%, 11/01/23 ........... 3,214,445
670,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Refunding Revenue
Bonds, Sub-Series C,
5.00%, 11/01/27 ........... 726,784
600,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5.00%, 05/01/23 ........... 631,926
300,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5.00%, 05/01/24 ........... 326,265
350,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Sub-Series B-1,
5.00%, 08/01/23 ........... 371,903
200,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5.00%, 06/15/24 ........... 218,184
1,825,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5.00%, 06/15/26 ........... 2,111,285
2,750,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series CC,
5.00%, 06/15/25 ........... 3,093,833

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 250,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series EE,
5.00%, 06/15/29 ........... $ 283,644
2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
DD-2,
5.00%, 06/15/25 ........... 2,150,953
150,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
FF,
5.00%, 06/15/25 ........... 168,755
125,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5.00%, 06/15/25 ........... 140,629
2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5.00%, 06/15/27 ........... 2,245,121
7,500,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
HH,
5.00%, 06/15/28 ........... 8,406,003
450,000 New York City Water & Sewer System
Refunding Revenue Bonds, Sub-
Series BB-2,
5.00%, 06/15/29 ........... 532,996
4,750,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series BB-2,
5.00%, 06/15/25 ........... 5,108,513
1,500,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Sub-Series FF-1,
5.00%, 06/15/49 ........... 1,792,555
4,285,000 New York State Dormitory Authority
Advance Pre-refunded Revenue
Bonds, Series A,
5.00%, 02/15/25 ........... 4,775,359
375,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%, 02/15/27 ........... 439,864
1,885,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 02/15/25 ........... 2,097,446
Principal
Amount Value
New York (continued)
$ 150,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/22 ........... $ 152,806
500,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... 524,126
500,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/24 ........... 547,499
1,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/26 ........... 1,161,541
390,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 07/01/23 ........... 412,921
1,400,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 02/15/24 ........... 1,511,454
200,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 02/15/28 ........... 230,413
1,525,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/24 ........... 1,652,664
1,600,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/25 ........... 1,787,572
750,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series 1, (State Aid
Withholding),
5.00%, 01/15/28 ........... 895,820
1,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/32 ........... 1,273,204
3,500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 4,435,903

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/50 ........... $ 6,119,257
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5.00%, 07/01/30 ........... 2,000,152
650,000 New York State Dormitory Authority
Green Bond Revenue Bonds,
5.00%, 07/01/24 ........... 711,749
3,765,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/26 ........... 4,183,368
1,455,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/30 ........... 1,612,084
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-A,
5.00%, 03/15/24 ........... 135,314
150,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%, 03/15/26 ........... 169,855
10,335,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%, 03/15/29 ........... 11,659,950
2,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/24 ........... 2,165,024
100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/26 ........... 114,767
230,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 268,091
350,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/25 ........... 390,053
500,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/30 ........... 553,823
Principal
Amount Value
New York (continued)
$ 100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/26 ........... $ 114,376
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/27 ........... 146,622
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... 5,544,539
100,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/23 ........... 104,033
200,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/25 ........... 221,684
3,275,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/27 ........... 3,826,913
20,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 12/15/22 ........... 20,757
1,925,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/25 ........... 2,078,860
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24(c) ......... 3,177,195
1,600,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/26(c) ......... 1,694,504
6,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/29 ........... 7,324,551
150,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 12/15/24 ........... 155,696

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,025,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26 ........... $ 2,185,143
4,765,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 12/15/29 ........... 4,939,565
1,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
B, (AMBAC),
5.50%, 03/15/22 ........... 1,006,251
350,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
C,
5.00%, 03/15/25 ........... 379,033
500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
E,
5.00%, 02/15/23 ........... 522,474
400,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
E,
5.00%, 02/15/24 ........... 432,562
625,000 New York State Dormitory Authority
School Improvements Bidding
Group 2 Revenue Bonds,
5.00%, 03/15/24 ........... 676,570
125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 135,314
8,050,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 9,461,242
125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 147,116
100,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series E,
5.00%, 03/15/23 ........... 104,825
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5.00%, 02/15/28 ........... 2,880,160
Principal
Amount Value
New York (continued)
$ 425,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%, 02/15/26 ........... $ 486,097
355,000 New York State Dormitory Authority
Third Generation Resolution
State Universal Refunding
Revenue Bonds,
5.00%, 05/15/24 ........... 359,728
1,000,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/24 ........... 1,082,512
140,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/24 ........... 152,913
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 2,844,403
100,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 112,650
1,025,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 1,110,251
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 2,027,794
200,000 New York State Dormitory Authority
University of New York
Dormitory Facilities Student
Housing Revenue Bonds, Series
A,
5.00%, 07/01/22 ........... 203,741
2,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/28 ........... 3,039,074

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,660,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... $ 4,545,952
2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/30 ........... 2,848,794
2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/31 ........... 2,901,387
200,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds, Series
A,
5.00%, 06/15/23 ........... 203,145
1,000,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds,
5.00%, 02/15/31 ........... 1,281,143
100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series C,
5.00%, 02/15/27 ........... 117,937
100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series D,
5.00%, 03/15/23 ........... 104,814
6,250,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%, 06/15/28 ........... 6,821,319
475,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/15/27 ........... 502,335
275,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/15/24 ........... 300,477
2,530,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
4.00%, 06/15/37 ........... 2,935,220
1,485,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Sub-Series A,
5.00%, 06/15/24 ........... 1,510,347
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/34 ........... $ 1,234,949
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/36 ........... 1,229,210
100,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/23 ........... 105,769
985,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 1,076,254
605,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 661,050
4,240,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 06/15/27 ........... 5,041,335
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5.00%, 06/15/23 ........... 3,173,066
550,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5.00%, 06/15/24 ........... 600,954
1,500,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1.10%, 11/01/61(a) ......... 1,452,941
1,000,000 New York State Housing Finance
Agency State MF Housing
Revenue Bonds, Series J, (State of
New York Mortgage Agency),
1.00%, 11/01/61(a) ......... 970,688
100,000 New York State Thruway Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... 100,565

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 375,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series L,
5.00%, 01/01/26 ........... $ 427,192
150,000 New York State Thruway Authority
Highway & Bridge Trust Fund
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/23 ........... 151,058
3,000,000 New York State Thruway Authority
Highway Improvements Revenue
Bonds, Series A-1,
5.00%, 03/15/34 ........... 3,783,719
10,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
B,
4.00%, 01/01/38 ........... 11,111,994
2,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
J,
5.00%, 01/01/27 ........... 2,145,250
1,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/25 ........... 1,108,063
375,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/24 ........... 402,902
300,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/26 ........... 333,149
250,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/23 ........... 259,884
125,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/24 ........... 134,301
200,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/25 ........... 221,613
100,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/27 ........... 116,844
Principal
Amount Value
New York (continued)
$ 2,405,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
O,
5.00%, 01/01/33 ........... $ 3,054,113
1,500,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/29 ........... 1,764,586
300,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 324,292
1,925,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 2,210,936
540,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds,
1.83%, 03/15/29 ........... 522,280
1,675,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%, 03/15/29 ........... 2,051,880
1,000,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%, 03/15/35 ........... 1,242,454
1,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
Series A-2, (NATL-RE),
5.50%, 03/15/23 ........... 1,053,818
6,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/33 ........... 7,492,651
2,500,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
4.00%, 03/15/37 ........... 2,843,107
1,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/27 ........... 1,176,391
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/29 ........... 6,125,014

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 500,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%, 03/15/32 ........... $ 625,590
425,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... 427,403
100,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... 104,825
3,225,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/26 ........... 3,699,841
2,750,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/28 ........... 3,151,330
1,000,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue,
Series A,
5.00%, 03/15/25 ........... 1,115,140
200,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds, Series C,
5.00%, 03/15/23 ........... 209,650
225,000 New York State Urban Development
Corp. Personal Income Tax
Refunding Revenue Bonds, Series
A,
5.00%, 03/15/24 ........... 243,219
10,000,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%, 03/15/26 ........... 10,796,582
150,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... 150,848
Principal
Amount Value
New York (continued)
$ 100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/26 ........... $ 114,724
100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 117,639
200,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/24 ........... 216,195
175,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/23 ........... 183,444
2,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/29 ........... 2,093,048
175,000 Onondaga County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 09/15/26 ........... 204,668
185,000 Onondaga County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 09/15/27 ........... 221,929
185,000 Onondaga County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 09/15/28 ........... 226,746
150,000 Onondaga County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 09/15/29 ........... 187,874
150,000 Onondaga County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 09/15/31 ........... 195,283
215,000 Onondaga County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
4.00%, 09/15/32 ........... 260,214

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 225,000 Onondaga County Water Authority
Water Utility Improvements
Revenue Bonds, Series A,
4.00%, 09/15/33 ........... $ 271,288
500,000 Port Authority of New York &
New Jersey Airport & Marina
Improvements Revenue Bonds,
Series 194,
5.00%, 10/15/33 ........... 562,479
11,500,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1.09%, 07/01/23 ........... 11,473,803
150,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/24 ........... 163,168
2,085,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/26 ........... 2,327,413
175,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 83,
5.00%, 12/15/26 ........... 190,868
2,250,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 84,
5.00%, 09/01/34 ........... 2,463,251
1,400,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 1,502,502
5,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 5,366,080
100,000 Port Authority of New York & New
Jersey Revenue Bonds, Series 209,
5.00%, 07/15/23 ........... 106,004
325,000 Port Authority of New York & New
Jersey Revenue Bonds, Series 209,
5.00%, 07/15/24 ........... 355,913
125,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/23 ........... 133,703
475,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/24 ........... 524,659
Principal
Amount Value
New York (continued)
$ 5,150,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/30(c) ......... $ 5,688,412
8,195,000 State of New York Current Refunding
GO, Series B,
2.55%, 02/15/29 ........... 8,452,974
425,000 State of New York Green GO, Series A,
5.00%, 02/15/22 ........... 425,734
100,000 State of New York Green GO, Series A,
5.00%, 02/15/26 ........... 114,886
250,000 State of New York Public
Improvements GO, Series A,
5.00%, 03/01/24(c) ......... 261,599
1,100,000 Syracuse Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5.00%, 05/01/22 ........... 1,112,588
1,415,000 Syracuse Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5.00%, 05/01/23 ........... 1,489,563
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/33 ........... 1,138,101
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/34 ........... 2,175,762
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/35 ........... 1,134,218
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%, 05/01/36 ........... 1,132,082
500,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
5.00%, 05/01/26 ........... 576,962

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Principal
Amount Value
New York (continued)
$ 375,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 11/15/24 ........... $ 414,584
900,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/27 ........... 1,062,913
450,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/29 ........... 529,699
500,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series C-1,
5.00%, 11/15/25 ........... 568,619
4,315,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/25 ........... 4,541,253
475,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/26 ........... 499,906
1,050,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/27 ........... 1,105,056
1,575,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/29 ........... 1,656,333
3,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 11/01/25 ........... 3,405,727
100,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 11/15/25 ........... 113,724
265,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 11/15/23 ........... 284,148
435,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 11/15/27 ........... 494,180
Principal
Amount Value
New York (continued)
$ 6,340,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/29 ........... $ 6,674,950
1,500,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/30 ........... 1,579,247
250,000 Triborough Bridge & Tunnel Authority
MTA Bridges & Tunnels Advance
Refunding Revenue Bonds,
5.00%, 11/15/23 ........... 268,064
125,000 Triborough Bridge & Tunnel
Authority Pre-refunded Highway
Improvements Revenue Bonds,
Series A,
5.00%, 11/15/25(c) ......... 140,563
250,000 Triborough Bridge & Tunnel
Authority Pre-refunded Highway
Improvements Revenue Bonds,
Series C,
5.00%, 11/15/27(c) ......... 263,616
150,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/15/24 ........... 165,833
100,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/15/24 ........... 103,430
100,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%, 12/15/26 ........... 110,748
1,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%, 06/15/25 ........... 1,848,976
1,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
A,
5.00%, 06/15/26 ........... 1,635,639
5,290,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/31 ........... 5,673,909
1,080,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/28 ........... 1,159,422

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
New York (continued)
$ 8,720,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/29 ........... $ 9,357,889
2,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/30 ........... 2,950,106
Total Municipal Bonds
(Cost $582,227,636)
580,410,426
CORPORATE BONDS — 0.8%
United States — 0.8%
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,744,247
Total Corporate Bonds
(Cost $5,000,000)
4,744,247
U.S. GOVERNMENT SECURITIES — 3.2%
U.S. Treasury Bills — 3.2%
10,000,000 0.05%, 03/31/22(d) ............ 9,998,281
10,000,000 0.00%, 06/30/22(d) ............ 9,985,997
Total U.S. Government Securities
(Cost $19,986,785)
19,984,278
Shares
INVESTMENT COMPANY — 0.7%
4,218,786 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(e) ... 4,218,786
Total Investment Company
(Cost $4,218,786)
4,218,786
TOTAL INVESTMENTS — 98.9%
(Cost $611,433,207)
$ 609,357,737
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.1%
6,730,307
NET ASSETS — 100.0%
$ 616,088,044
(a) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2022.
(b) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) Zero coupon bond. The rate represents the yield at time of purchase.
(e) The rate shown represents the current yield as of January 31, 2022.
AMBAC — Insured by AMBAC Financial Group
GO — General Obligation
NATL-RE — Insured by National Public Finance Guarantee Corp.
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 94.2%
Other* ..................................... 5.8
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.